Leases - Schedule of Right-of-Use Assets Obtained in Exchange for New Operating and Finance Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Operating leases	$ 58	$ 47
Finance leases	$ 41	$ 9